Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
BORROWINGS [Abstract]
2017	$ 30,790
2018	109,552
2019	324,765
2020	72,103
2021	29,021
2022 and thereafter	1,109,184
Total	$ 1,675,415	$ 1,608,526